Short and Long-Term Debt - Aggregate Maturities of Debt for Long-term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014		$ 6
2015		6
2016		7
2017		257
Thereafter		879
Total aggregate maturities of debt	$ 906	$ 1,155